Capitalized Software Development Costs, Work in Progress	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Capitalized Software Development Costs, Work in Progress [Abstract]
Capitalized Software Development costs, work in progress

Note 6 - Capitalized Software Development costs, work in progress

Qualifying internal-use software costs incurred during the application development stage, which consist primarily of internal product development costs, outside services, and purchased software license costs are capitalized. As of March 31, 2024 and December 31, 2023, the balance of capitalized software costs, work in progress amounted to $911,485 and $839,085, respectively.

The Company assesses the carrying amount of capitalized software costs for impairment regularly and considers the recoverability of capitalized costs based on expected future benefits and cash flows. Any impairment loss, if identified, is recognized in the statement of operations.

Note 8 - Capitalized Software Development costs, work in progress

Qualifying internal-use software costs incurred during the application development stage, which consist primarily of internal product development costs, outside services, and purchased software license costs are capitalized. As of December 31, 2023, April 30, 2023 and 2022, the balance of capitalized software costs, work in progress amounted to $839,085, $8,998,755, and $599,459 respectively. The significant decrease is due to finalized PPA valuation.

The Company assesses the carrying amount of capitalized software costs for impairment regularly and considers the recoverability of capitalized costs based on expected future benefits and cash flows. Any impairment loss, if identified, is recognized in the statement of operations.